UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23645)

NEOS ETF Trust
(Exact name of registrant as specified in charter)

13 Riverside Avenue

Westport, CT 06880
(Address of principal executive offices) (Zip code)

Garrett Paolella, President

13 Riverside Avenue

Westport, CT 06880
(Name and address of agent for service)

(203) 298-7300

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

kurv
Invest ahead

Semi-Annual Report
November 30, 2023 (Unaudited)

NEOS ETF Trust

Kurv Yield Premium Strategy Amazon (AMZN) ETF	AMZP	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Apple (AAPL) ETF	AAPY	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Google (GOOGL) ETF	GOOP	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	MSFY	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Netflix (NFLX) ETF	NFLP	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy Tesla (TSLA) ETF	TSLP	Cboe BZX Exchange, Inc.

NEOS ETF Trust

1

Portfolio Allocations by Sector	NEOS ETF Trust
November 30, 2023 (Unaudited)

Kurv Yield Premium Strategy Amazon (AMZN) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	92.1%
Purchased Options	9.5%
Other Assets and Liabilities	-1.6%
Total	100.0%

Kurv Yield Premium Strategy Apple (AAPL) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	89.4%
Purchased Options	11.5%
Other Assets and Liabilities	-0.9%
Total	100.0%

Kurv Yield Premium Strategy Google (GOOGL) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	94.5%
Purchased Options	5.9%
Other Assets and Liabilities	-0.4%
Total	100.0%

Kurv Yield Premium Strategy Microsoft (MSFT) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	89.7%
Purchased Options	11.4%
Other Assets and Liabilities	-1.1%
Total	100.0%

Kurv Yield Premium Strategy Netflix (NFLX) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	86.7%
Purchased Options	14.5%
Other Assets and Liabilities	-1.2%
Total	100.0%

Kurv Yield Premium Strategy Tesla (TSLA) ETF

Sector	Percentage of Total Net Assets
U.S. Treasury Obligations	88.6%
Purchased Options	13.5%
Other Assets and Liabilities	-2.1%
Total	100.0%

The accompanying notes are an integral part of these financial statements.
2

Schedule of Investments	Kurv Yield Premium Strategy Amazon (AMZN) ETF
November 30, 2023 (Unaudited)

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 92.1% (a)(b)
U.S. Treasury Bills, 5.351%, due 1/30/2024	$497,000				$492,634
TOTAL U.S. TREASURY OBLIGATIONS (Cost $492,626)					492,634

PURCHASED OPTIONS — 9.5% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 9.5% (b)
Amazon.com, Inc.	37	$135.00	1/19/2024	$540,533	50,426
TOTAL PURCHASED OPTIONS (Cost $28,805)					50,426

TOTAL INVESTMENTS — 101.6%
(Cost $521,431)					543,060
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%					(8,358)
NET ASSETS — 100.0%					$534,702

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $543,060, representing 101.6% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Amazon.com, Inc.	(37)	$155.00	1/19/2024	$(7,455)	$(540,533)	$(7,511)
						(7,511)
PUT OPTIONS
Amazon.com, Inc.	(37)	$135.00	1/19/2024	(30,358)	(540,533)	(5,209)
						(5,209)
TOTAL WRITTEN OPTIONS				$(37,813)	$(1,081,066)	$(12,720)

Schedule of Investments	Kurv Yield Premium Strategy Apple (AAPL) ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
3

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 89.4% (a)(b)
U.S. Treasury Bills, 5.364%, due 1/25/2024	$479,000				$475,137
TOTAL U.S. TREASURY OBLIGATIONS (Cost $475,125)					475,137

PURCHASED OPTIONS — 11.5% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 11.5% (b)
Apple, Inc.	28	$170.00	1/19/2024	$550,855	61,358
TOTAL PURCHASED OPTIONS (Cost $24,262)					61,358

TOTAL INVESTMENTS — 100.9%
(Cost $499,387)					536,495
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%					(5,012)
NET ASSETS — 100.0%					$531,483

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $536,495, representing 100.9% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Apple, Inc.	(28)	$197.50	1/19/2024	$(4,998)	$(550,855)	$(5,040)
						(5,040)
PUT OPTIONS
Apple, Inc.	(28)	$170.00	1/19/2024	(23,282)	(550,855)	(1,430)
						(1,430)
TOTAL WRITTEN OPTIONS				$(28,280)	$(1,101,710)	$(6,470)

The accompanying notes are an integral part of these financial statements.
4

Schedule of Investments	Kurv Yield Premium Strategy Google (GOOGL) ETF
November 30, 2023 (Unaudited)

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 94.5% (a)(b)
U.S. Treasury Bills, 5.351%, due 1/30/2024	$500,000				$495,608
TOTAL U.S. TREASURY OBLIGATIONS (Cost $495,600)					495,608

PURCHASED OPTIONS — 5.9% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 5.9% (b)
Alphabet, Inc.	39	$127.50	1/19/2024	$516,867	31,014
TOTAL PURCHASED OPTIONS (Cost $23,068)					31,014

TOTAL INVESTMENTS — 100.4%
(Cost $518,668)					526,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%					(2,182)
NET ASSETS — 100.0%					$524,440

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $526,622, representing 100.4% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Alphabet, Inc.	(39)	$140.00	1/19/2024	$(6,142)	$(516,867)	$(6,201)
						(6,201)
PUT OPTIONS
Alphabet, Inc.	(39)	$127.50	1/19/2024	(28,022)	(516,867)	(7,465)
						(7,465)
TOTAL WRITTEN OPTIONS				$(34,164)	$(1,033,734)	$(13,666)

Schedule of Investments	Kurv Yield Premium Strategy Microsoft (MSFT) ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
5

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 89.7% (a)(b)
U.S. Treasury Bills, 5.351%, due 1/30/2024	$479,000				$474,792
TOTAL U.S. TREASURY OBLIGATIONS (Cost $474,785)					474,792

PURCHASED OPTIONS — 11.4% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 11.4% (b)
Microsoft Corp.	14	$340.00	1/19/2024	$530,474	60,182
TOTAL PURCHASED OPTIONS (Cost $23,443)					60,182

TOTAL INVESTMENTS — 101.1%
(Cost $498,228)					534,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%					(5,682)
NET ASSETS — 100.0%					$529,292

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $534,974, representing 101.1% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Microsoft Corp.	(14)	$400.00	1/19/2024	$(4,809)	$(530,474)	$(4,830)
						(4,830)
PUT OPTIONS
Microsoft Corp.	(14)	$340.00	1/19/2024	(21,749)	(530,474)	(1,915)
						(1,915)
TOTAL WRITTEN OPTIONS				$(26,558)	$(1,060,948)	$(6,745)

The accompanying notes are an integral part of these financial statements.
6

Schedule of Investments	Kurv Yield Premium Strategy Netflix (NFLX) ETF
November 30, 2023 (Unaudited)

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 86.7% (a)(b)
U.S. Treasury Bills, 5.364%, due 1/25/2024	$473,000				$469,186
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,174)					469,186

PURCHASED OPTIONS — 14.5% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 14.5% (b)
Netflix, Inc.	11	$410.00	1/19/2024	$568,764	78,794
TOTAL PURCHASED OPTIONS (Cost $30,189)					78,794

TOTAL INVESTMENTS — 101.2%
(Cost $499,363)					547,980
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%					(6,489)
NET ASSETS — 100.0%					$541,491

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $547,980, representing 101.2% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Netflix, Inc.	(11)	$520.00	1/19/2024	$(9,157)	$(568,764)	$(9,174)
						(9,174)
PUT OPTIONS
Netflix, Inc.	(11)	$410.00	1/19/2024	(37,340)	(568,764)	(4,651)
						(4,651)
TOTAL WRITTEN OPTIONS				$(46,497)	$(1,137,528)	$(13,825)

Schedule of Investments	Kurv Yield Premium Strategy Tesla (TSLA) ETF
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
7

Investments	Par Value				Value
U.S. TREASURY OBLIGATIONS — 88.6% (a)(b)
U.S. Treasury Bills, 5.364%, due 1/25/2024	$495,000				$491,008
TOTAL U.S. TREASURY OBLIGATIONS (Cost $490,996)					491,008

PURCHASED OPTIONS — 13.5% (b)	Contracts (c)	Exercise Price	Expiration Date	Notional Amount
CALL OPTIONS — 13.5% (b)
Tesla, Inc.	23	$215.00	1/19/2024	$576,192	74,648
TOTAL PURCHASED OPTIONS (Cost $41,595)					74,648

TOTAL INVESTMENTS — 102.1%
(Cost $532,591)					565,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%					(11,408)
NET ASSETS — 100.0%					$554,248

(a)The rate shown is yield to maturity.

(b)All or a portion of these securities has been segregated as collateral for written option contracts. As of November 30, 2023, the aggregate fair market value of those assets was $565,656, representing 102.1% of net assets.

(c)Each contract equals 100 shares.

A list of the exchange traded option contracts held by the Fund at November 30, 2023, is as follows:

WRITTEN OPTIONS	Contracts (c)	Exercise Price	Expiration Date	Premium Received	Notional Amount	Value
CALL OPTIONS
Tesla, Inc.	(23)	$270.00	1/19/2024	$(14,546)	$(576,192)	$(14,582)
						(14,582)
PUT OPTIONS
Tesla, Inc.	(23)	$215.00	1/19/2024	(52,452)	(576,192)	(13,313)
						(13,313)
TOTAL WRITTEN OPTIONS				$(66,998)	$(1,152,384)	$(27,895)

The accompanying notes are an integral part of these financial statements.
8

Statements of Assets and Liabilities	NEOS ETF Trust
November 30, 2023 (Unaudited)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF
ASSETS:
Investments in securities, at value(1) (See Note 2)	$543,060	$536,495	$526,622
Total investments, at value(2) (See Note 2)	543,060	536,495	526,622
Cash	8,200	5,209	11,572
Receivables:
Investment securities sold	10,428	27,995	6,143
Interest	56	47	64
Total Assets	561,744	569,746	544,401

LIABILITIES:
Written option contracts, at value(3) (See Note 2)	12,720	6,470	13,666
Payables:
Investment securities purchased	13,894	31,337	5,870
Investment management fees	428	456	425
Total Liabilities	27,042	38,263	19,961
NET ASSETS	$534,702	$531,483	$524,440

NET ASSETS CONSIST OF:
Paid-in capital	$500,000	$500,000	$500,000
Distributable earnings (accumulated loss)	34,702	31,483	24,440
NET ASSETS	$534,702	$531,483	$524,440

Shares issued and outstanding, $0 par value, unlimited shares authorized	20,000	20,000	20,000

Net Asset Value, Per Share	$26.74	$26.57	$26.22

(1) Investments in securities, at identified cost	$521,431	$499,387	$518,668
(2) Total Investments, at identified cost	$521,431	$499,387	$518,668

(3) Written option contracts, at identified premium received	$37,813	$28,280	$34,164
Total Written option contracts, at identified premium received	$37,813	$28,280	$34,164

Statements of Assets and Liabilities	NEOS ETF Trust
November 30, 2023 (Unaudited)

The accompanying notes are an integral part of these financial statements.
9

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
ASSETS:
Investments in securities, at value(1) (See Note 2)	$534,974	$547,980	$565,656
Total investments, at value(2) (See Note 2)	534,974	547,980	565,656
Cash	4,952	14,101	17,493
Receivables:
Investment securities sold	25,625	43,066	22,759
Interest	39	—	109
Due from broker for option contracts	—	3	4
Total Assets	565,590	605,150	606,021

LIABILITIES:
Written option contracts, at value(3) (See Note 2)	6,745	13,825	27,895
Payables:
Investment securities purchased	29,127	49,371	23,416
Investment management fees	426	463	462
Total Liabilities	36,298	63,659	51,773
NET ASSETS	$529,292	$541,491	$554,248

NET ASSETS CONSIST OF:
Paid-in capital	$500,000	$500,000	$500,000
Distributable earnings (accumulated loss)	29,292	41,491	54,248
NET ASSETS	$529,292	$541,491	$554,248

Shares issued and outstanding, $0 par value, unlimited shares authorized	20,000	20,000	20,000

Net Asset Value, Per Share	$26.46	$27.07	$27.71

(1) Investments in securities, at identified cost	$498,228	$499,363	$532,591
(2) Total Investments, at identified cost	$498,228	$499,363	$532,591

(3) Written option contracts, at identified premium received	$26,558	$46,497	$66,998

The accompanying notes are an integral part of these financial statements.
10

Statements of Operations	NEOS ETF Trust
For the Period Ended November 30, 2023 (Unaudited)

	Kurv Yield Premium Strategy Amazon (AMZN) ETF(b)	Kurv Yield Premium Strategy Apple (AAPL) ETF(a)	Kurv Yield Premium Strategy Google (GOOGL) ETF(b)
INVESTMENT INCOME:
Interest	$2,329	$2,400	$2,337
Total investment income	2,329	2,400	2,337

EXPENSES:
Investment management fees (See Note 3)	497	530	494
Total expenses before adjustments	497	530	494
Less: waivers by Adviser (Note 3)	(69)	(74)	(69)
Total expenses after adjustments	428	456	425
Net Investment Income	1,901	1,944	1,912

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(27)	1,273	(28)
Written option contracts expired or closed	(7,438)	(24,054)	(546)
Net realized gain (loss)	(7,465)	(22,781)	(574)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	21,629	37,108	7,954
Written option contracts	25,093	21,810	20,498
Change in net unrealized appreciation (depreciation)	46,722	58,918	28,452
Net realized and unrealized gain (loss)	39,257	36,137	27,878
Net increase (decrease) in net assets resulting from operations	$41,158	$38,081	$29,790

(a)The Fund commenced investment operations on October 27, 2023.

(b)The Fund commenced investment operations on October 31, 2023.

The accompanying notes are an integral part of these financial statements.
11

Statements of Operations	NEOS ETF Trust
For the Period Ended November 30, 2023 (Unaudited)

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF(b)	Kurv Yield Premium Strategy Netflix (NFLX) ETF(a)	Kurv Yield Premium Strategy Tesla (TSLA) ETF(a)
INVESTMENT INCOME:
Interest	$2,313	$2,400	$2,467
Total investment income	2,313	2,440	2,467

EXPENSES:
Investment management fees (See Note 3)	495	538	537
Total expenses before adjustments	495	538	537
Less: waivers by Adviser (Note 3)	(69)	(75)	(75)
Total expenses after adjustments	426	463	462
Net Investment Income	1,887	1,977	2,005

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in securities	(26)	4,358	1,417
Written option contracts expired or closed	(23,786)	(37,473)	(9,792)
Net realized gain (loss)	(23,812)	(33,115)	(8,375)
Change in net unrealized appreciation (depreciation) on:
Investments in securities	36,746	48,617	33,065
Written option contracts	19,813	32,672	39,103
Change in net unrealized appreciation (depreciation)	56,559	81,289	72,168
Net realized and unrealized gain (loss)	32,747	48,174	63,793
Net increase (decrease) in net assets resulting from operations	$34,634	$50,151	$65,798

(a)The Fund commenced investment operations on October 27, 2023.

(b)The Fund commenced investment operations on October 31, 2023.

The accompanying notes are an integral part of these financial statements.
12

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Amazon (AMZN) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$1,901
Net realized gain (loss)	(7,465)
Net change in unrealized appreciation (depreciation)	46,722
Net increase (decrease) in net assets resulting from operations	41,158

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(6,456)
Total distributions	(6,456)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	534,702

NET ASSETS:
Beginning of period	—
End of period	$534,702

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 31, 2023.

The accompanying notes are an integral part of these financial statements.
13

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Apple (AAPL) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$1,944
Net realized gain (loss)	(22,781)
Net change in unrealized appreciation (depreciation)	58,918
Net increase (decrease) in net assets resulting from operations	38,081

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(6,598)
Total distributions	(6,598)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	531,483

NET ASSETS:
Beginning of period	—
End of period	$531,483

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 27, 2023.

The accompanying notes are an integral part of these financial statements.
14

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Google (GOOGL) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$1,912
Net realized gain (loss)	(574)
Net change in unrealized appreciation (depreciation)	28,452
Net increase (decrease) in net assets resulting from operations	29,790

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(5,350)
Total distributions	(5,350)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	524,440

NET ASSETS:
Beginning of period	—
End of period	$524,440

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 31, 2023.

The accompanying notes are an integral part of these financial statements.
15

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Microsoft (MSFT) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$1,887
Net realized gain (loss)	(23,812)
Net change in unrealized appreciation (depreciation)	56,559
Net increase (decrease) in net assets resulting from operations	34,634

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(5,342)
Total distributions	(5,342)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	529,292

NET ASSETS:
Beginning of period	—
End of period	$529,292

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 31, 2023.

The accompanying notes are an integral part of these financial statements.
16

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Netflix (NFLX) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$1,977
Net realized gain (loss)	(33,115)
Net change in unrealized appreciation (depreciation)	81,289
Net increase (decrease) in net assets resulting from operations	50,151

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(8,660)
Total distributions	(8,660)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	541,491

NET ASSETS:
Beginning of period	—
End of period	$541,491

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 27, 2023.

The accompanying notes are an integral part of these financial statements.
17

Statement of Changes in Net Assets	Kurv Yield Premium Strategy Tesla (TSLA) ETF

For the Period Ended November 30, 2023 (Unaudited)(a)
OPERATIONS:
Net investment income	$2,005
Net realized gain (loss)	(8,375)
Net change in unrealized appreciation (depreciation)	72,168
Net increase (decrease) in net assets resulting from operations	65,798

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings (loss)	(11,550)
Total distributions	(11,550)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	500,000
Cost of shares redeemed	—
Net increase (decrease) from capital transactions	500,000
Total increase (decrease) in net assets	554,248

NET ASSETS:
Beginning of period	—
End of period	$554,248

SHARE TRANSACTIONS:
Beginning of period	—
Shares issued	20,000
Shares redeemed	—
Shares Outstanding, End of Period	20,000

(a)The Fund commenced investment operations on October 27, 2023.

The accompanying notes are an integral part of these financial statements.
18

Financial Highlights	NEOS ETF Trust
For a share outstanding throughout the period presented

	Kurv Yield Premium Strategy Amazon (AMZN) ETF	Kurv Yield Premium Strategy Apple (AAPL) ETF	Kurv Yield Premium Strategy Google (GOOGL) ETF
	For the Period Ended November 30, 2023(a)	For the Period Ended November 30, 2023(b)	For the Period Ended November 30, 2023(a)
Net asset value, beginning of period	$25.00	$25.00	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.10	0.10	0.10
Net realized and unrealized gain (loss)	1.96	1.80	1.39
Total from investment operations	2.06	1.90	1.49

LESS DISTRIBUTIONS:
From net investment income	(0.32)	(0.33)	(0.27)
Total distributions	(0.32)	(0.33)	(0.27)

Net asset value, end of period	$26.74	$26.57	$26.22

TOTAL RETURNS:
Net Asset Value(d)	8.24%*	7.62%*	5.94%*
Market Value(e)	8.19%*	7.80%*	6.00%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$535	$531	$524
Ratio to average net assets of:
Expenses, before waivers(g)	1.15%	1.15%	1.15%
Expenses, after waivers(g)	0.99%	0.99%	0.99%
Net investment income, before waivers(g)	4.23%	4.06%	4.29%
Net investment income, after waivers(g)	4.39%	4.22%	4.45%

Portfolio turnover rate(f)	0%	0%	0%

(a)The Fund commenced investment operations on October 31, 2023.

(b)The Fund commenced investment operations on October 27, 2023.

(c)Calculated using average shares outstanding, during the period.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the CBOE BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(f)Portfolio turnover rate is not annualized and excludes in-kind transactions and short-term options.

(g)For periods of less than one year, these ratios are annualized.

*Not Annualized.

Financial Highlights	NEOS ETF Trust
For a share outstanding throughout the period presented

The accompanying notes are an integral part of these financial statements.
19

	Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Kurv Yield Premium Strategy Netflix (NFLX) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF
	For the Period Ended November 30, 2023(a)	For the Period Ended November 30, 2023(b)	For the Period Ended November 30, 2023(b)
Net asset value, beginning of period	$25.00	$25.00	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.09	0.10	0.10
Net realized and unrealized gain (loss)	1.64	2.40	3.19
Total from investment operations	1.73	2.50	3.29

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.43)	(0.58)
Total distributions	(0.27)	(0.43)	(0.58)

Net asset value, end of period	$26.46	$27.07	$27.71

TOTAL RETURNS:
Net Asset Value(d)	6.93%*	10.03%*	13.20%*
Market Value(e)	6.91%*	9.93%*	13.38%*

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)	$529	$541	$554
Ratio to average net assets of:
Expenses, before waivers(g)	1.15%	1.15%	1.15%
Expenses, after waivers(g)	0.99%	0.99%	0.99%
Net investment income, before waivers(g)	4.23%	4.06%	4.13%
Net investment income, after waivers(g)	4.39%	4.22%	4.29%

Portfolio turnover rate(f)	0%	0%	0%

(a)The Fund commenced investment operations on October 31, 2023.

(b)The Fund commenced investment operations on October 27, 2023.

(c)Calculated using average shares outstanding, during the period.

(d)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(e)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period and redemption on the last day of the period at market value. The market value is based upon the official closing price at 4:00 p.m. from the CBOE BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(f)Portfolio turnover rate is not annualized and excludes in-kind transactions and short-term options.

(g)For periods of less than one year, these ratios are annualized.

*Not Annualized.

20

Notes to the Financial Statements	NEOS ETF Trust
November 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION

The NEOS ETF Trust (the “Trust”), formally the SHP ETF Trust, was organized as a Delaware statutory trust on February 1, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of eleven operational exchange-traded funds (“ETFs”), six of which are presented herein, Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, Kurv Yield Premium Strategy Microsoft (MSFT) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF, (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each a non-diversified series of the Trust. The investment objective of each Fund is to seek to provide current income.

Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund.

NEOS Investment Management, LLC (the “Sub-Adviser”) is the investment sub-adviser to each Fund.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services — Investment Companies” including Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies are valued at NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

Options traded on an exchange (other than Flexible Exchange (“FLEX Options”)) are generally valued at the 4:00 pm EST bid/ask mean price on the exchange or OTC market on which they principally trade. If the 4:00 pm bid/ask mean price is not available, then options shall be valued at the 4:15 pm EST bid/ask mean price. If neither bid/ask mean price is available, then options shall be valued at the last reported settlement price on the exchange or OTC market on which they principally trade.

FLEX Options are generally valued at the last sale price on the exchange on which they principally trade. If there is no exchange price for the valuation day available, FLEX Options shall be valued at a Theoretical price provided by a Pricing Service.

When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news

21

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of November 30, 2023, there were no securities internally fair valued and/or valued using a Level 3 valuation.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).

The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets that the Funds have the ability to access.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2023:

Kurv Yield Premium Strategy Amazon (AMZN) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$492,634	$—	$492,634
Purchased Call Options*	—	50,426	—	50,426
Total Investments	$—	$543,060	$—	$543,060
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(7,511)	$—	$(7,511)
Written Put Options*	—	(5,209)	—	(5,209)
Total Other Financial Instruments	$—	$(12,720)	$—	$(12,720)

Kurv Yield Premium Strategy Apple (AAPL) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$475,137	$—	$475,137
Purchased Call Options*	—	61,358	—	61,358
Total Investments	$—	$536,495	$—	$536,495
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(5,040)	$—	$(5,040)
Written Put Options*	—	(1,430)	—	(1,430)
Total Other Financial Instruments	$—	$(6,470)	$—	$(6,470)

*The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

22

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Kurv Yield Premium Strategy Google (GOOGL) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$495,608	$—	$495,608
Purchased Call Options*	—	31,014	—	31,014
Total Investments	$—	$526,622	$—	$526,622
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(6,201)	$—	$(6,201)
Written Put Options*	—	(7,465)	—	(7,465)
Total Other Financial Instruments	$—	$(13,666)	$—	$(13,666)

Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$474,792	$—	$474,792
Purchased Call Options*	—	60,182	—	60,182
Total Investments	$—	$534,974	$—	$534,974
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(4,830)	$—	$(4,830)
Written Put Options*	—	(1,915)	—	(1,915)
Total Other Financial Instruments	$—	$(6,745)	$—	$(6,745)

Kurv Yield Premium Strategy Netflix (NFLX) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$469,186	$—	$469,186
Purchased Call Options*	—	78,794	—	78,794
Total Investments	$—	$547,980	$—	$547,980
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(9,174)	$—	$(9,174)
Written Put Options*	—	(4,651)	—	(4,651)
Total Other Financial Instruments	$—	$(13,825)	$—	$(13,825)

Kurv Yield Premium Strategy Tesla (TSLA) ETF	Level 1	Level 2	Level 3	Total
Investments
U.S. Treasury Bills	$—	$491,008	$—	$491,008
Purchased Call Options*	—	74,648	—	74,648
Total Investments	$—	$565,656	$—	$565,656
Other Financial Instruments
Liabilities
Written Call Options*	$—	$(14,582)	$—	$(14,582)
Written Put Options*	—	(13,313)	—	(13,313)
Total Other Financial Instruments	$—	$(27,895)	$—	$(27,895)

*The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

B. Written Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds write (sell) put or call options for hedging purposes, volatility management purposes, or otherwise to gain, or reduce, long or short exposure to one or more asset classes or issuers. When the Funds write (sell) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is

23

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

subsequently priced daily to reflect the current value of the option written. Refer to Note 2 (A). for a pricing description. By writing an option, the Funds may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Funds enters into a closing purchase transaction, the Funds realize gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Funds realize gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

C. Purchased Option Contracts. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds will purchase call or put options. When the Funds purchase an option contract, an amount equal to the premiums paid is included in the value of investments on the Statement of Assets and Liabilities, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 (A). for a pricing description. Refer to Note 2 (I). for further derivative disclosures and Note 2 (D). for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Funds. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

D. Counterparty Risk. The Funds help manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. Written options contracts sold on an exchange do not expose the Funds to counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty non-performance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

E. Use of Estimates. The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

F. Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of November 30, 2023. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended November 30, 2023.

G. Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly. The Funds will distribute net realized capital gains, if any, at least annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds. The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.

H. Derivatives. The Funds may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Funds’ respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Funds and may produce significant losses.

24

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

For the period ended November 30, 2023, the Funds’ average derivative volume is described below:

Kurv Yield Premium Strategy Amazon (AMZN) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	37	$516,483
Written Option Contracts	74	$1,032,966

Kurv Yield Premium Strategy Apple (AAPL) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	29	$523,044
Written Option Contracts	58	$1,046,088

Kurv Yield Premium Strategy Google (GOOGL) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	39	$500,390
Written Option Contracts	78	$1,000,779

Kurv Yield Premium Strategy Microsoft (MSFT) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	14	$501,914
Written Option Contracts	28	$1,003,828

Kurv Yield Premium Strategy Netflix (NFLX) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	12	$531,396
Written Option Contracts	24	$1,062,792

Kurv Yield Premium Strategy Tesla (TSLA) ETF	Average Quantity	Average Notional Value
Purchased Option Contracts	24	$529,104
Written Option Contracts	48	$1,058,208

The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ Statement of Assets and Liabilities and Statement of Operations.

Statements of Assets and Liabilities

Fair values of derivative instruments as of November 30, 2023:

	Statements of Assets and Liabilities Location	Fair Value
Kurv Yield Premium Strategy Amazon (AMZN) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$50,426	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	12,720
Total Derivatives not accounted for as hedging instruments		$50,426	$12,720

Kurv Yield Premium Strategy Apple (AAPL) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$61,358	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	6,470
Total Derivatives not accounted for as hedging instruments		$61,358	$6,470

25

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Kurv Yield Premium Strategy Google (GOOGL) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$31,014	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	13,666
Total Derivatives not accounted for as hedging instruments		$31,014	$13,666

Kurv Yield Premium Strategy Microsoft (MSFT) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$60,182	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	6,745
Total Derivatives not accounted for as hedging instruments		$60,182	$6,745

Kurv Yield Premium Strategy Netflix (NFLX) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$78,794	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	13,825
Total Derivatives not accounted for as hedging instruments		$78,794	$13,825

Kurv Yield Premium Strategy Tesla (TSLA) ETF		Assets	Liabilities
Purchased Option Contracts:
Equity	Investments, at value	$74,648	$—
Written Option Contracts:
Equity	Written option contracts, at value	—	27,895
Total Derivatives not accounted for as hedging instruments		$74,648	$27,895

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the period ended November 30, 2023:

	Net Realized Gain (Loss) on Derivatives
Kurv Yield Premium Strategy Amazon (AMZN) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(7,438)	$(7,438)
Total	$—	$(7,438)	$(7,438)

Kurv Yield Premium Strategy Apple (AAPL) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,300	$(24,054)	$(22,754)
Total	$1,300	$(24,054)	$(22,754)

26

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Kurv Yield Premium Strategy Google (GOOGL) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(546)	$(546)
Total	$—	$(546)	$(546)

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$—	$(23,786)	$(23,786)
Total	$—	$(23,786)	$(23,786)

Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$4,382	$(37,473)	$(33,091)
Total	$4,382	$(37,473)	$(33,091)

Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Purchased Option Contracts*	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$1,444	$(9,792)	$(8,348)
Total	$1,444	$(9,792)	$(8,348)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
Kurv Yield Premium Strategy Amazon (AMZN) ETF
Derivatives Not Accounted for as Hedging Instruments	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$21,621	$25,093	$46,714
Total	$21,621	$25,093	$46,714

Kurv Yield Premium Strategy Apple (AAPL) ETF
Derivatives Not Accounted for as Hedging Instruments	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$37,096	$21,810	$58,906
Total	$37,096	$21,810	$58,906

Kurv Yield Premium Strategy Google (GOOGL) ETF
Derivatives Not Accounted for as Hedging Instruments	Purchased Option Contracts**	Written Option Contracts	Total
Equity Contracts	$7,945	$20,498	$28,443
Total	$7,945	$20,498	$28,443

27

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
	Purchased Option Contracts**	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$36,739	$19,813	$56,552
Total	$36,739	$19,813	$56,552

Kurv Yield Premium Strategy Netflix (NFLX) ETF
	Purchased Option Contracts**	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$48,605	$32,672	$81,277
Total	$48,605	$32,672	$81,277

Kurv Yield Premium Strategy Tesla (TSLA) ETF
	Purchased Option Contracts**	Written Option Contracts	Total
Derivatives Not Accounted for as Hedging Instruments
Equity Contracts	$33,053	$39,103	$72,156
Total	$33,053	$39,103	$72,156

*The amounts disclosed are included in the realized gain (loss) on investments in securities.

**The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments in securities.

I. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. No reclassifications for any of the Funds were made for the period ended November 30, 2023.

NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management

The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).

NEOS Investment Management, LLC acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).

Under the terms of the Investment Advisory Agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment management services to the Funds and is responsible for the day-to-day operations of the Funds, subject to the oversight of the Board of Trustees (the “Board”) and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser, on behalf of the Funds, has entered into a Sub-Advisory Agreement with the Sub-Adviser. The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio, subject to the supervision and oversight of the Adviser and the Board. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objectives, policies, strategies and restrictions. The Board oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their advisory activities, and oversees the hiring and termination of sub-adviser recommended by the Adviser.

Pursuant to the Investment Advisory Agreement, each Fund pays the Adviser a monthly unitary management fee at an annual rate of 1.15%, based on each Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses (“AFFE”), extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

28

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.99% of the average daily net assets of each Fund until at least December 31, 2024, unless earlier terminated by the Board of Trustees (the “Board”) of NEOS ETF Trust (the “Trust”) with at least 60 days’ written notice to the Adviser. The Adviser may not terminate the fee waiver during the contractual period.

For the period ended November 30, 2023, the table below represents the amount each Fund incurred in management fees:

Management Fees
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$497
Kurv Yield Premium Strategy Apple (AAPL) ETF	530
Kurv Yield Premium Strategy Google (GOOGL) ETF	494
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	495
Kurv Yield Premium Strategy Netflix (NFLX) ETF	538
Kurv Yield Premium Strategy Tesla (TSLA) ETF	537

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.99% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended November 30, 2023, the Funds did not repay expenses to the Adviser.

As of November 30, 2023, the amounts eligible for repayment and the associated period of expiration are as follows:

Expires November 30, 2026*
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$69
Kurv Yield Premium Strategy Apple (AAPL) ETF	74
Kurv Yield Premium Strategy Google (GOOGL) ETF	69
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	69
Kurv Yield Premium Strategy Netflix (NFLX) ETF	75
Kurv Yield Premium Strategy Tesla (TSLA) ETF	75

*Represents total eligible recoupment available.

Administrator, Custodian, Transfer Agent and Accounting Agent

U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended November 30, 2023, there were no fees incurred from the service providers described above as the Adviser bore all such costs.

29

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Distribution and Fund Officers

Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.

NOTE 4 – RELATED PARTIES

As of November 30, 2023, certain officers of the Trust were affiliated with the Distributor, and received no fees from the Trust for serving as officers.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the period ended November 30, 2023, were as follows:

	Purchases	Sales
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$—	$—
Kurv Yield Premium Strategy Apple (AAPL) ETF	—	—
Kurv Yield Premium Strategy Google (GOOGL) ETF	—	—
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	—	—
Kurv Yield Premium Strategy Netflix (NFLX) ETF	—	—
Kurv Yield Premium Strategy Tesla (TSLA) ETF	—	—

The costs of purchases and sales of in-kind transactions, during the period ended November 30, 2023, were as follows:

	Purchases In-Kind	Sales In-Kind
Kurv Yield Premium Strategy Amazon (AMZN) ETF	$—	$—
Kurv Yield Premium Strategy Apple (AAPL) ETF	—	—
Kurv Yield Premium Strategy Google (GOOGL) ETF	—	—
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	—	—
Kurv Yield Premium Strategy Netflix (NFLX) ETF	—	—
Kurv Yield Premium Strategy Tesla (TSLA) ETF	—	—

NOTE 6 – TAX MATTERS

Tax information will be presented within the Funds’ first annual report as of May 31, 2024.

NOTE 7 – SHARE TRANSACTIONS

Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for the Funds are $300, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for the transaction costs associated with creation and redemption transactions. The Adviser may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

30

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Shares of the Funds are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchange”). Market prices for the Shares may be different from their NAV. The Funds will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 10,000 Shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, Shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, Kurv Investment Management LLC, the adviser to the Funds has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, NEOS Investment Management, LLC, the sub-adviser to the Funds, has no voting power of the shares outstanding of the Funds.

NOTE 9 – PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives.

This section discusses certain principal risks encounter by the Funds.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Funds to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of each Fund, which focuses on an individual security, may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Indirect Investment in AMZN Risk. Amazon faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Indirect Investment in APPL Risk. Apple’s business can be impacted by political events, trade and other international disputes, war, terrorism, natural disasters, public health issues, industrial accidents and other business interruptions. Global markets for Apple’s products and services are highly competitive and subject to rapid technological change, and the company may be unable to compete effectively in these markets.

Indirect Investment in GOOGL Risk. Google generates a significant portion of its revenues from advertising, and reduced spending by advertisers, a loss of partners, or new and existing technologies that block ads online and/or affect its ability to customize ads could harm its business. Google’s ongoing investment in new businesses, products, services, and technologies is inherently risky, and could divert management attention and harm its financial condition and operating results.

31

Notes to the Financial Statements (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Indirect Investment in MSFT Risk. Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Microsoft Corporation but will be exposed to the performance of MSFT (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. MSFT Trading Risk. The trading price of MSFT may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.

Indirect Investment in NFLX Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, the Sub-Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock. TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors.

A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus under the heading “Principal Investment Risks”.

NOTE 10 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

NOTE 11 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition of disclosure in the Funds’ financial statements.

32

Shareholder Expense Examples	NEOS ETF Trust
For the Period Ended November 30, 2023 (Unaudited)

As a shareholder of a Fund in the NEOS ETF Trust you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) (excluding transaction costs) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of each period and held for the entire period through November 30, 2023.

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of each Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Kurv Yield Premium Strategy Amazon (AMZN) ETF	Annualized Expense Ratio	Beginning Account Value Inception[1,2]	Ending Account Value (November 30, 2023)	Expenses Paid During Period (Inception[1,2] to November 30, 2023)
Actual	0.99%	$1,000.00	$1,082.40	$0.87
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.40	$0.84

Kurv Yield Premium Strategy Apple (AAPL) ETF
Actual	0.99%	$1,000.00	$1,076.20	$0.98
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.84	$0.95

Kurv Yield Premium Strategy Google (GOOGL) ETF
Actual	0.99%	$1,000.00	$1,059.40	$0.86
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.40	$0.84

Kurv Yield Premium Strategy Microsoft (MSFT) ETF
Actual	0.99%	$1,000.00	$1,069.30	$0.87
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.40	$0.84

Kurv Yield Premium Strategy Netflix (NFLX) ETF
Actual	0.99%	$1,000.00	$1,100.30	$0.99
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.84	$0.95

Kurv Yield Premium Strategy Tesla (TSLA) ETF
Actual	0.99%	$1,000.00	$1,132.00	$1.01
Hypothetical (5% annual return before expenses)	0.99%	$1,000.00	$1,003.84	$0.95

1The inception date for the Kurv Yield Premium Strategy Amazon (AMZN) ETF, Kurv Yield Premium Strategy Google (GOOGL) ETF, and Kurv Yield Premium Strategy Microsoft (MSFT) ETF was October 31, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 31/366 (to reflect the period).

2The inception date for the Kurv Yield Premium Strategy Apple (AAPL) ETF, Kurv Yield Premium Strategy Netflix (NFLX) ETF, and Kurv Yield Premium Strategy Tesla (TSLA) ETF was October 27, 2023. Actual expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 35/366 (to reflect the period).

33

Board Approval of Investment Advisory Agreement	NEOS ETF Trust
November 30, 2023 (Unaudited)

APPROVAL OF ADVISORY AGREEMENT

The Advisory Agreement was approved by a majority of the Board, including the Independent Trustees, at a meeting held on June 20, 2023. The Board reviewed the materials provided by Kurv Investment Management LLC (the “Adviser”) in advance of the meeting, conferred with representatives prior to the meeting and further reviewed materials at the meeting. The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.

The Board reviewed materials provided by the Adviser related to the proposed approval of the Investment Advisory Agreement, including a description of its oversight of NEOS Investment Management, LLC (the “Sub-Adviser”), a review of the professional personnel who will be performing services for the Trust, the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s investment process. The Board also noted the extensive responsibilities that the Adviser will have as investment adviser to each Kurv ETF, including: the oversight of the Sub-Adviser’s adherence to each Kurv ETF’s investment strategy and restrictions, monitoring of the Sub-Adviser’s buying and selling of securities and other transactions, reviewing the Sub-Adviser’s performance, voting proxies, managing each Kurv ETF’s derivatives risk management program, arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Kurv ETFs to operate; oversight of general fund compliance with federal and state laws; and implementation of Board directives as they relate to the Kurv ETFs. The Board also considered research support available to, and management capabilities of, the Adviser’s management personnel.

Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of questions, including whether the Adviser was involved in any lawsuits or pending regulatory actions and whether the management of other accounts would conflict with its management of the Trust. The Board concluded that the Adviser has sufficient quality and depth of personnel, resources, and investment methods to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Trust would be satisfactory.

Performance.

Because the Kurv ETFs had not yet commenced operations, the Board could not consider either of the Kurv ETFs’ past performance.

Fees and Expenses.

As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed the proposed advisory fee of each Kurv ETF and overall expenses compared to peer funds selected by the Adviser, each of which had similar investment objectives and strategies. The Board noted that the investment advisory fee to be paid by each Kurv ETF would be the same, 1.15%, and that each Kurv ETF, which would have substantially the same structure, would have the same estimated total expense ratios. The Board considered that the Adviser proposed to limit the expenses of each Kurv ETF to 0.99% for at least one-year from Fund launch. The Board acknowledged that after the waiver, the net expenses of each Kurv ETF was generally in line with the net expenses of its peers.

The Board noted that the Adviser, not a Kurv ETF, paid the sub-advisory fee to the Sub-Adviser. The Board acknowledged the Adviser’s belief that the advisory fee was justified due to the additional resources and sophistication required to manage the covered call strategies to be employed for the Kurv ETFs. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to each Kurv ETF and comparative fee and expense data, the advisory fee to be charged by the Adviser and the estimated expenses for each Kurv ETF were reasonable.

34

Board Approval of Investment Advisory Agreement (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Profitability.

The Board considered the level of profits that could be expected to accrue to the Adviser with respect to each Kurv ETF based on profitability projections and analyses reviewed by the Board and the selected financial information provided to the Board by the Adviser. The Board considered that the profitability projections were based on estimated costs of the Adviser, which may prove higher or lower than expected. After review and discussion, the Board concluded the anticipated profit from the Adviser’s relationship with each Kurv ETF would not be excessive.

Economies of Scale.

As to the extent to which each Kurv ETF will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the Adviser’s expectations for growth of each Kurv ETF. The Board determined that because the Kurv ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with a Kurv ETF, the Board would seek to have those economies of scale shared with the applicable Kurv ETF in connection with future renewals of the Investment Advisory Agreement. The Board recognized the uncertainty in launching a new investment product and estimating future asset levels.

Fall-Out Benefits.

The Board considered potential benefits to the Adviser from acting as investment adviser based on the potential success of each Kurv ETF but concluded that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and its affiliates.

APPROVAL OF SUB-ADVISORY AGREEMENT

The Sub-Advisory Agreement among the Adviser and NEOS Investment Management, LLC (the “Sub-Adviser”) with respect to each Kurv ETF was approved by a majority of the Board, including the Independent Trustees, at a meeting held on June 20, 2023. The Board examined the Sub-Adviser’s responses to a series of questions with respect to each Kurv ETF regarding, among other things, the sub-advisory services it would provide, fee and expense information, its profitability analysis, and its consideration of economies of scale.

Nature, Extent and Quality of Services.

The Board acknowledged that the Sub-Adviser served as investment adviser to other series in the Trust, noting that each of those series is an exchange traded fund. The Board reviewed the Sub-Adviser’s responsibilities with respect to the Kurv ETFs. The Board considered the background and experience of the portfolio management and research personnel of the Sub-Adviser, including their financial industry experience and education. The Board reviewed the monitoring services to be provided by the Sub-Adviser, noting that the Sub-Adviser would perform daily monitoring of the trading of each Kurv ETF and compliance with investment limitations. The Board received satisfactory responses from the Sub-Adviser with respect to a series of questions, including whether the Sub-Adviser is involved in any lawsuits or pending regulatory actions. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process. After further discussion, the Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources and investment methods to perform its proposed duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to each Kurv ETF would be satisfactory.

Performance.

As the Kurv ETFs had not yet commenced operations, the Board was not able to review the Kurv ETFs’ performance.

35

Board Approval of Investment Advisory Agreement (Continued)	NEOS ETF Trust
November 30, 2023 (Unaudited)

Fees and Expenses.

As to the costs of the services to be provided by the Sub-Adviser, the Board discussed the sub-advisory fee payable by the Adviser to Sub-Adviser pursuant to the Sub-Advisory Agreement. The Board noted that the sub-advisory fee for each Fund would be $10,000 or 5 basis points of a Fund’s assets, whichever was greater. The Board considered that the Sub-Adviser is to be paid by the Adviser and not by a Fund. The Adviser confirmed to the Board that the Adviser was of the opinion that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the anticipated quality of the services to be performed by the Sub-Adviser and the proposed division of services between the Adviser and Sub-Adviser. The Trustees discussed the total fees expected to be paid to the Sub-Adviser and noted that the Sub-Adviser would receive no other compensation from the Kurv ETFs or the Adviser except the sub-advisory fee earned pursuant to the Sub-Advisory Agreement and payable by the Adviser. Based on the representations of the Adviser and Sub-Adviser and the materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser for each Kurv ETF was reasonable.

Profitability.

As to profits to be realized by the Sub-Adviser, the Trustees noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Kurv ETFs. Consequently, the Board did not consider the costs of services provided by the Sub-Adviser or its profitability to be significant factors.

Economies of Scale.

The Board determined that because the Kurv ETFs had not yet commenced operations, economies of scale were not a factor. The Board further determined, however, that to the extent that material economies of scale were to be achieved in the future, and such economies of scale had not been shared with the Kurv ETFs, the Board would seek to have those economies of scale shared with the Fund in connection with future renewals of the Sub-Advisory Agreement.

Fall-Out Benefits.

The Board considered potential benefits to the Sub-Adviser from acting as sub-adviser to the Kurv ETFs based on the potential success of each Kurv ETF, but that such benefits are not presently quantifiable. The Board noted that the Trust’s service providers are not affiliated with the Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Sub-Adviser and its affiliates.

36

Additional Information (Unaudited)	NEOS ETF Trust

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.kurvinvest.com.

HOUSEHOLDING

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of the prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year to date as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. They may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.kurvinvest.com.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.kurvinvest.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

TRUSTEES AND OFFICERS

Information regarding the Trustees and Officer is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Fund’s website at www.kurvinvest.com.

Fund	Symbol	CUSIP
Kurv Yield Premium Strategy Amazon (AMZN) ETF	AMZP	78433H733
Kurv Yield Premium Strategy Apple (AAPL) ETF	AAPY	78433H725
Kurv Yield Premium Strategy Google (GOOGL) ETF	GOOP	78433H717
Kurv Yield Premium Strategy Microsoft (MSFT) ETF	MSFY	78433H782
Kurv Yield Premium Strategy Netflix (NFLX) ETF	NFLP	78433H774
Kurv Yield Premium Strategy Tesla (TSLA) ETF	TSLP	78433H766

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Administrator, Fund Accountant & Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, 3rd Floor Philadelphia, PA 19103	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington, D.C. 20036-3537

KURVSAR112023

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in Item 1 of this Form N-CSR

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)   Change in the registrant’s independent public accountant. Not applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Garrett Paolella
Garrett Paolella
President/Principal Executive Officer

Date:	January 25, 2024

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date:	January 25, 2024